PGIM Quant Solutions Small-Cap Value Fund Expense Example, No Redemption - PGIM Quant Solutions Small-Cap Value Fund	Jul. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 652
Expense Example, No Redemption, 3 Years	881
Expense Example, No Redemption, 5 Years	1,128
Expense Example, No Redemption, 10 Years	1,833
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	317
Expense Example, No Redemption, 3 Years	971
Expense Example, No Redemption, 5 Years	1,649
Expense Example, No Redemption, 10 Years	2,983
R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	130
Expense Example, No Redemption, 3 Years	461
Expense Example, No Redemption, 5 Years	815
Expense Example, No Redemption, 10 Years	1,812
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	258
Expense Example, No Redemption, 5 Years	449
Expense Example, No Redemption, 10 Years	1,001
R2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	116
Expense Example, No Redemption, 3 Years	1,634
Expense Example, No Redemption, 5 Years	3,076
Expense Example, No Redemption, 10 Years	6,380
R4
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	5,030
Expense Example, No Redemption, 5 Years	7,696
Expense Example, No Redemption, 10 Years	10,153
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	69
Expense Example, No Redemption, 3 Years	220
Expense Example, No Redemption, 5 Years	383
Expense Example, No Redemption, 10 Years	$ 858